Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2017
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]
a)	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reported periods. These estimates include warrant liabilities, share-based compensation, intangible assets, valuation of accounts receivable, valuation of inventory, and income taxes. Actual outcomes could differ from these estimates. These consolidated financial statements include estimates, which by their nature are uncertain. The impacts of such estimates are pervasive throughout the consolidated financial statements, and may require accounting adjustments based on future periods if the revision affects both current and future periods. These estimates are based on historical experience, current and future economic conditions and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

Cash and Cash Equivalents, Policy [Policy Text Block]
b)	Cash and Cash Equivalents

Cash and cash equivalents consist of demand deposits with financial institutions and highly liquid investments which are readily convertible into cash with maturities of three months or less when purchased.

Investment, Policy [Policy Text Block]
c)	Investments

Investments at September 30, 2017 and 2016 consisted of U.S. Treasury bills with original maturities between 13 and 52 weeks. They are classified as held-to-maturity and are reported at amortized cost, which approximates fair value. The Company regularly reviews these investments to determine whether any decline in fair value below the amortized cost basis has occurred that is other than temporary. If a decline in fair value has occurred that is determined to be other than temporary, the cost basis of the investment is written down to fair value.

Receivables, Trade and Other Accounts Receivable, Allowance for Doubtful Accounts, Policy [Policy Text Block]
d)	Allowance for Doubtful Accounts Receivable

The Company assesses the collectability of its accounts receivable through a review of its current aging, as well as an analysis of its historical collection rate, general economic conditions and credit status of its customers.  As of September 30, 2017 and 2016, all outstanding accounts receivable were deemed to be fully collectible, and therefore, no allowance for doubtful accounts was recorded.

Inventory, Policy [Policy Text Block]
e)	Inventory

The Company records inventory at the lower of cost or market, with market not in excess of net realizable value. Raw materials are measured using FIFO (first-in first-out) cost. Work in process and finished goods are measured using average cost.

Property, Plant and Equipment, Policy [Policy Text Block]
f)	Property, Plant and Equipment

Property, plant and equipment are recorded at cost less accumulated depreciation and accumulated impairment losses, if any. Depreciation is recorded on the straight-line method over useful lives ranging from 1.5 to 15 years. Leasehold improvements are depreciated over the shorter of the useful life of the improvement or remaining term of lease. Maintenance and repairs are charged to operations as incurred.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
g)	Impairment of Long-Lived Assets

If indicators of impairment exist, the Company assesses the recoverability of the affected long-lived assets by determining whether the carrying value of such assets can be recovered through undiscounted future operating cash flows. If impairment is indicated, the amount of such impairment is measured by comparing the carrying value of the asset to the fair value of the asset and the Company records the impairment as a reduction in the carrying value of the related asset and a charge to operating results. Estimating the undiscounted future cash flows associated with long-lived assets requires judgment, and assumptions could differ materially from actual results.

Fair Value of Financial Instruments, Policy [Policy Text Block]
h)	Fair Value of Financial Instruments

The Company uses the fair value measurement framework for valuing financial assets and liabilities measured on a recurring basis in situations where other accounting pronouncements either permit or require fair value measurements. See Note 10 for fair value measurements.

Revenue Recognition, Policy [Policy Text Block]
i)	Revenue Recognition

Product Sales
The Company recognizes product sales when KLH product is shipped (for which the risk is typically transferred upon delivery to the shipping carrier) and there is persuasive evidence of an arrangement, the fee is fixed or determinable, and collectability is reasonably assured. The Company documents arrangements with customers with purchase orders and sales agreements.

Product sales include sales made under supply agreements with customers for a fixed price per gram of KLH products based on quantities ordered. Supply agreements are typically on a non-exclusive basis except within that customer’s field of use.

Contract services revenue
The Company recognizes contract services revenue when contract services have been performed and reasonable assurance exists regarding measurement and collectability. An appropriate amount will be recognized as revenue in the period that the Company is assured of fulfilling the contract requirements. Amounts received in advance of performance of contract services are recorded as deferred revenue.

Contract services include services performed under collaboration agreements and technology transfer and purchase agreement.

Research and Development Expense, Policy [Policy Text Block]
j)	Research and Development

Research and development expenses principally consist of personnel costs related to the Company’s research and development staff as well as depreciation of research and development assets. Research and development expenses also include costs incurred for laboratory supplies, KLH designated for internal research use only, reimbursable costs associated with collaborative agreements, third-party contract payments, consultants, facility and related overhead costs. Research and development costs are expensed as incurred.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
k)	Share-Based Compensation

The Company grants options to buy common shares of the Company to its directors, officers, employees and consultants, and grants other equity-based instruments to non-employees.

The fair value of share-based compensation is measured on the date of grant, using the Black-Scholes option valuation model and is recognized over the vesting period net of estimated forfeitures for employees or the service period for non-employees. The Black-Scholes option valuation model requires the input of subjective assumptions, including price volatility of the underlying stock, risk-free interest rate, dividend yield, and expected life of the option.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
l)	Foreign Exchange

Items included in the financial statements of the Company’s subsidiaries are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The functional currency of the parent and its subsidiaries is the U.S. dollar.

Transactions in currencies other than the U.S. dollar are recorded at exchange rates prevailing on the dates of the transactions.

Income Tax, Policy [Policy Text Block]
m)	Income Taxes

Income tax expense comprises current and deferred tax. Income tax is recognized in income or loss except to the extent that it relates to items recognized directly in equity. Current tax expense is the expected tax payable on taxable income for the year, using tax rates enacted or substantively enacted at year-end, adjusted for amendments to tax payable with regards to previous years.

Deferred tax is recorded using the liability method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Temporary differences are not provided for relating to goodwill not deductible for tax purposes. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the balance sheet date.

A deferred tax asset is recognized only to the extent that it is more likely than not that future taxable profits will be available against which the asset can be utilized. To the extent that the Company does not consider it more likely than not that a deferred tax asset will be recovered, it provides a valuation allowance against that excess.

The Company periodically evaluates its tax positions to determine whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities. The Company has not incurred any interest or penalties as of September 30, 2017 with respect to uncertain income tax matters. The Company does not expect that there will be unrecognized tax benefits of a significant nature that will increase or decrease within 12 months of the reporting date.

The Company files income tax returns in the U.S. federal and state jurisdictions and in Canada. Mexico tax returns are on a calendar year basis. Management believes that there are no material uncertain tax positions that would impact the accompanying consolidated financial statements. The Company's policy is to recognize interest and penalties related to unrecognized tax benefits in income tax expense. The Company may be subject to examination  by the Internal Revenue Service for tax years 2013 through 2016 and by the Canada Revenue Agency for tax years 2013 through 2017. The Company may also be subject to examination on certain state, local and other foreign jurisdictions for the tax years 2012 through 2017.

Earnings Per Share, Policy [Policy Text Block]
n)	Earnings (Loss) Per Share

Basic earnings (loss) per share is calculated by dividing income available to common shareholders by the weighted average number of common shares outstanding during the period.

The computation of diluted earnings (loss) per share assumes the conversion, exercise or contingent issuance of securities only when such conversion, exercise or issuance would have a dilutive effect on earnings (loss) per share. The dilutive effect of convertible securities is reflected in diluted earnings per share by application of the “if converted” method. The dilutive effect of outstanding options and warrants and their equivalents is reflected in diluted earnings per share by application of the treasury stock method. Conversion of outstanding warrants, broker units and options would have an antidilutive effect on loss per share for the years ended September 30, 2017, 2016 and 2015 and are therefore excluded from the computation of diluted loss per share.

Segment Reporting, Policy [Policy Text Block]
o)	Segments

The Company operates in one reportable segment and, accordingly, no segment disclosures have been presented. All equipment, leasehold improvements and other fixed assets owned by the Company are physically located within the United States (except for insignificant leasehold improvements under evaluation in Baja California, Mexico), and all supply, collaboration and licensing agreements are denominated in U.S. dollars.

New Accounting Pronouncements, Policy [Policy Text Block]
p)	Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (FASB) issued guidance codified in Accounting Standards Codification (ASC) 606 Revenue Recognition – Revenue from Contracts with Customers which amends the guidance in ASC 605, Revenue Recognition and adds a new Subtopic to the Codification, ASC 340-40, Other Assets and Deferred Costs: Contracts with Customers. The standard’s core principle is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps: Step 1: Identify the contract(s) with a customer; Step 2: Identify the performance obligations in the contract; Step 3: Determine the transaction price; Step 4: Allocate the transaction price to the performance obligations in the contract; and Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation. ASC 606 permits two methods of adoption: retrospectively to each prior reporting period presented (full retrospective method), or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (the modified retrospective method). In August 2015, the FASB issued an accounting update to defer the effective date by one year for public entities such that it is now effective for public entities for annual reporting periods beginning after December 15, 2017, including interim periods within those years, with early application permitted by one year. Subsequently, the FASB issued supplemental adoption guidance and clarification to ASC 606 related to principal vs. agent considerations, identifying performance obligations and licensing, technical corrections and improvements, which must be adopted at the same time as ASC 606. These standards are effective for the Company during the fiscal year ending September 30, 2019. Management is in the process of assessing the impact this guidance will have on the Company’s consolidated financial statements. We anticipate adoption of ASC 606 using the modified retrospective method with a cumulative catch-up adjustment to the opening balance sheet of retained earnings at the effective date, during the first quarter of fiscal 2019. The Company will continue to review separate performance obligations, potential disclosures, and the method of adoption in order to complete the evaluation of the impact on the consolidated financial statements.

In July 2015, FASB issued ASU 2015-11, Inventory (Topic 330): Simplifying the Measurement of Inventory. ASU 2015-11 indicates that an entity should measure inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. The ASU does not apply to inventory measured using LIFO or the retail inventory method. It does apply to all other inventory, including inventory measured using FIFO or average cost. The guidance in ASU 2015-11 is effective for public entities for annual reporting periods beginning after December 15, 2016, including interim periods within those years. The provisions should be applied prospectively with early application permitted as of the beginning of an interim or annual reporting period. These standards are effective for the Company during the fiscal year ending September 30, 2018. Management believes ASU 2015-11 will not have a significant impact on the Company’s consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, ASU 2016-01 clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The guidance is effective for public entities for fiscal years beginning after December 15, 2017, including interim periods within those years, with early adoption permitted. These standards are effective for the Company during the fiscal year ending September 30, 2019. Management is in the process of assessing the impact of ASU 2016-01 on the Company’s consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which establishes a new lease accounting model for lessees. The updated guidance requires an entity to recognize assets and liabilities on the balance sheet arising from a lease for both financing and operating leases, along with additional qualitative and quantitative disclosures. The amended guidance is effective for public entities for fiscal years beginning after December 15, 2018, including interim periods within those years, with early adoption permitted. These standards are effective for the Company during the fiscal year ending September 30, 2020. Management is in the process of assessing the impact of ASU 2016-02 on the Company’s consolidated financial statements. We anticipate adoption of ASU 2016-02, will result in lease liabilities and right-of-use assets on the Company’s consolidated financial statements for several long-term operating leases.

In March 2016, the FASB issued ASU 2016-09, Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting, which is part of the FASB’s Simplification Initiative. The updated guidance simplifies the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The amended guidance is effective for public entities for fiscal years beginning after December 15, 2016, including interim periods within those years, with early adoption permitted. These standards are effective for the Company during the fiscal year ending September 30, 2018. Management believes ASU 2016-09 will not have a significant impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which includes provisions that require financial assets measured at amortized cost basis to be presented at the net amount expected to be collected and credit losses relating to available-for-sale debt securities to be recorded through an allowance for credit losses, which requires recognition of an estimate of all current expected credit losses. The guidance is effective for public entities for fiscal years beginning after December 15, 2019, including interim periods within those years, with early adoption permitted for fiscal years beginning after December 15, 2018. These standards are effective for the Company during the fiscal year ending September 30, 2021. Management is in the process of assessing the impact of ASU 2016-13 on the Company’s consolidated financial statements.

In May 2017, the FASB issued ASU 2017-09, Scope of Modification Accounting, which provides new guidance on changes to the terms or conditions of share-based payment awards that would be required to apply modification accounting under ASC 718, Compensation-Stock Compensation. The amendments are effective for annual reporting periods beginning after December 15, 2017 with early adoption permitted. These standards are effective for the Company during the fiscal year ending September 30, 2019.  Management is in the process of assessing the impact of ASU 2017-09 on the Company's consolidated financial statements.